Derivative Liability - Additional Information (Detail) - Micromidas, Inc. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Derivative Liabilities [Line Items]
Derivative loss	$ 391,251		$ 1,088,136	$ 0
Derivative liability	3,826,231		$ 1,238,511	$ 150,375
Derivative gain		$ 2,669
Increase in derivative liability	$ 2,196,469	$ 0